Cover Page	May 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Registrant Name	Elanco Animal Health Inc
Entity Incorporation, State or Country Code	IN
Entity File Number	001-38661
Entity Tax Identification Number	82-5497352
Entity Address, Address Line One	450 ELANCO CIRCLE
Entity Address, City or Town	INDIANAPOLIS
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46221
City Area Code	877
Local Phone Number	352-6261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ELAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001739104